Description of Organization and Business Operations (Details) - USD ($)			4 Months Ended	6 Months Ended
	Jun. 24, 2021	Jan. 14, 2021	Dec. 31, 2020	Jun. 30, 2021	Aug. 06, 2021	Aug. 03, 2021	May 27, 2021	Mar. 31, 2021	Oct. 15, 2020
Description of Organization and Business Operations
Purchase price, per unit			$ 10.00	$ 10.00
Proceeds from issuance initial public offering				$ 287,500,000
Proceeds received from private placement				7,775,000
Offering costs			$ 115,392	5,832,150
Cash			202,000	498,000
Tax Obligation				100,000
Working capital deficit				453,000
Maximum interest to pay dissolution expenses			$ 100,000	$ 100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Minimum net tangible assets upon consummation of business combination			$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without companys prior written consent			15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Repayment of promissory note - related party				$ 300,000
Number of shares used in calculating the Series F and G Preferred stock to be issued post merger	30,880,000
Class A Common Stock
Description of Organization and Business Operations
Purchase price, per unit				$ 10.00
2026 Note
Description of Organization and Business Operations
Aggregate principal amount of unsecured convertible notes	$ 150,000,000.0
Debt instrument interest rate	7.00%
Minimum threshold hold amount to be maintained for the interest rate to be 7.00%	$ 144,000,000.0
Debt conversion convertible shares	12,000,000
Conversion price	$ 12.50
Premium over the lowest per share price	25.00%
Debt Instrument Financing | If there is less than $144.0 million in 890's trust account
Description of Organization and Business Operations
Debt instrument interest rate	8.50%
Private Placement Warrants
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares)			777,500	777,500
Price of warrant			$ 10.00	$ 10.00
Proceeds received from private placement			$ 7,800,000	$ 7,800,000
Transaction Costs				12,000
Related Party Loans
Description of Organization and Business Operations
Maximum borrowing capacity of related party promissory note			300,000						$ 300,000
Related Party Loans | Working capital loans warrant
Description of Organization and Business Operations
Purchase price, per unit								$ 10.00
Maximum amount of loans converted into units of post business combination entity				1,500,000
Sponsor
Description of Organization and Business Operations
Maximum aggregrate loan commitment							$ 1,600,000
Sponsor | Subsequent Events
Description of Organization and Business Operations
Maximum amount of loans converted into units of post business combination entity							$ 1,500,000
Additional loan amount					$ 800,000
Aggregate additional loan commitment					$ 2,400,000
Commitment loan outstanding amount						$ 500,000
Sponsor | Working capital loans warrant | Subsequent Events
Description of Organization and Business Operations
Purchase price, per unit							$ 10.00
Initial Public Offering
Description of Organization and Business Operations
Sale of units in private placement, less derivative liabilities for private placement warrants (in shares)		28,750,000
Proceeds from issuance initial public offering		$ 287,500,000
Offering costs		6,200,000
Consideration received from the sale of Founder shares			25,000	$ 25,000
Initial Public Offering | Warrants
Description of Organization and Business Operations
Proceeds from issuance initial public offering		$ 287,500,000
Price of warrant		$ 10.00
Initial Public Offering | Related Party Loans
Description of Organization and Business Operations
Advance received from related party		$ 13,000	13,000
Repayment of promissory note - related party		300,000
Maximum borrowing capacity of related party promissory note		$ 300,000	$ 300,000
Over-allotment option
Description of Organization and Business Operations
Sale of units in private placement, less derivative liabilities for private placement warrants (in shares)		3,750,000
Purchase price, per unit		$ 10.00